Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES

NOTE 12 — TAXES

Corporate Income Taxes (“CIT”)

The income before taxes by geographic area is as follows:

	For the year ended December 31,
	2025	2024	2023
(Loss) income before taxes:
China	$(781,458)	$(773,090)	$1,403,006
Japan	2,751,004	2,705,967	1,186,251
USA	(106,235)	—	—
Germany	(255,623)	—	—
Singapore	(21,335)	—	—
Cayman	(18,627,938)	(3,589,721)	(100)
Total (loss) income before taxes	$(17,041,585)	$(1,656,844)	$2,589,157

The components of the income tax provision are as follows:

	For the year ended December 31,
	2025	2024	2023

Current income tax expense	$638,233	$549,008	$243,620
Deferred income tax expense	(335,241)	(274,609)	11,950
Total provision for income taxes	$302,992	$274,399	$255,570

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the year ended December 31,
	2025	2023	2023
PRC statutory tax rate	$25.0%	$25.0%	$25.0%
Effect of different tax jurisdiction	(27.2)%	(45.8)%	(2.3)%
Effect of PRC preferential tax rate	—%	—%	(5.4)%
Research and development (“R&D”) tax credit	—%	—%	(13.0)%
Non-deductible items*	0.4%	4.2%	5.6%
Effective tax rate	$(1.8)%	$(16.6)%	$9.9%

*	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Allowance for credit losses	$258,510	$51,763
Net operating losses	426,337	274,324
Total deferred tax assets	$684,847	$326,087

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets as of December 31, 2025 and 2024.

Taxes payable

Taxes payable consists of the following:

	December 31, 2025	December 31, 2024
Income tax payable	$399,156	$111,313
VAT payable	482,587	242,826
Other taxes payable	2,951	2,750
Total taxes payable	$884,694	$356,889